Property, plant and equipment	6 Months Ended
Jun. 30, 2011
Property, plant and equipment

5. Property, plant and equipment:

June 30, 2011	Cost	Accumulated Depreciation	Net Book Value
Land	$10,423	$—	$10,423
Buildings	34,388	5,115	29,273
Field equipment	1,522,694	718,592	804,102
Vehicles	124,184	64,227	59,957
Office furniture and computers	19,940	12,578	7,362
Leasehold improvements	21,469	7,312	14,157
Construction in progress	71,573	—	71,573

	$1,804,671	$807,824	$996,847

December 31, 2010	Cost	Accumulated Depreciation	Net Book Value
Land	$8,475	$—	$8,475
Buildings	32,083	4,456	27,627
Field equipment	1,437,343	639,282	798,061
Vehicles	128,098	57,930	70,168
Office furniture and computers	17,938	11,712	6,226
Leasehold improvements	22,503	6,007	16,496
Construction in progress	23,879	—	23,879

	$1,670,319	$719,387	$950,932

Construction in progress at June 30, 2011 and December 31, 2010 primarily included progress payments to vendors for equipment to be delivered in future periods and component parts to be used in the final assembly of operating equipment, which in all cases were not yet placed into service at the time. For the quarter and six months ended June 30, 2011, we recorded capitalized interest of $771 and $1,056, respectively, related to assets that we are constructing for internal use and amounts paid to vendors under progress payments for assets that are being constructed on our behalf.

In conjunction with our impairment testing of long-term assets at December 31, 2010, we noted approximately $5,814 of salvage value assigned to various coiled tubing and wireline assets at one of our operating divisions. Although we evaluated these assets and the assets of the overall reporting unit for recoverability and noted no significant impairment based on an undiscounted cash flow projection, we believe that the salvage value assigned to these assets is no longer appropriate. These assets were acquired several years ago, and we believe the estimate for salvage value used at that time was appropriate. However, increasingly, our business is focusing on larger-diameter coiled tubing units and more technologically-advanced equipment. As such, effective January 1, 2011, we changed our estimate of salvage value to zero and are depreciating these assets over their remaining useful lives, which we determined to be an average of 1.3 years. This change in estimate has been applied prospectively and is expected to increase our depreciation expense over the next five years as follows: 2011—$4,867; 2012—$789; 2013—$134 and 2014—$24.